Document and Entity Information	3 Months Ended
Mar. 01, 2015
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 01, 2015
Entity Registrant Name	LEVI STRAUSS & CO
Entity Central Index Key	0000094845
Entity Filer Category	Non-accelerated Filer